Related Party Transactions and Arrangements (Related Party Agreements Executed in Connection with the Mergers) (Details) - USD ($)	Sep. 06, 2016	Sep. 05, 2016	Jul. 20, 2015
Related Party Transaction [Line Items]
Ineligible termination period	60 days
Advisor
Related Party Transaction [Line Items]
Percentage of independent directors approval needed to terminate agreement	67.00%
Advisor | Base Management Fee [Member]
Related Party Transaction [Line Items]
Amount of transaction		$ 18,000,000
Related party fee, quarterly payments, percent of net proceeds from equity financing	1.25%	0.375%	0.375%
Advisor | Base Management Fee - First Year following Effective Time
Related Party Transaction [Line Items]
Amount of transaction	$ 21,000,000
Transaction multiplier	0.0031
Advisor | Base Management Fee - Second Year following Effective Time
Related Party Transaction [Line Items]
Amount of transaction	$ 22,500,000
Transaction multiplier	0.0047
Advisor | Base Management Fee - Thereafter
Related Party Transaction [Line Items]
Amount of transaction	$ 24,000,000
Transaction multiplier	0.0062
Advisor | Termination Fees for Agreement
Related Party Transaction [Line Items]
Amount of transaction		$ 15,000,000
Advisor | Base Subject Fees Spread
Related Party Transaction [Line Items]
Transaction multiplier	4
Advisor | Subject Fees
Related Party Transaction [Line Items]
Transaction multiplier	4.5
Advisor | Subject Fees - Applicable if Internalization Occurs On or After January 1, 2029
Related Party Transaction [Line Items]
Transaction multiplier	3.5
Advisor | Basis Spread - Purchase Price
Related Party Transaction [Line Items]
Margin on multiplier	1.00%
Advisor | Basis Spread - Equity Raised
Related Party Transaction [Line Items]
Margin on multiplier	1.00%
Property Manager | Property Management Fee
Related Party Transaction [Line Items]
Percentage of gross rental receipts	4.00%
Percentage of reimbursable administrative charges	15.00%
Property Manager | Transition Fees
Related Party Transaction [Line Items]
Amount of transaction	$ 2,500
Construction fee percentage	6.00%